Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
REX FANG & Innovation Equity Premium Income ETF
Shareholder Report [Line Items]
Fund Name	REX FANG & Innovation Equity Premium Income ETF
Class Name	REX FANG & Innovation Equity Premium Income ETF
Trading Symbol	FEPI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the REX FANG & Innovation Equity Premium Income ETF for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/fepi. You can also contact us at (844) 802-4004.
Additional Information Phone Number	(844) 802-4004
Additional Information Website	www.rexshares.com/fepi
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX FANG & Innovation Equity Premium Income ETF	$34	0.65%¹
¹	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65% [1]
Net Assets	$ 615,807,280
Holdings Count | Holdings	72
Advisory Fees Paid, Amount	$ 1,830,067
Investment Company, Portfolio Turnover	73.43%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Net Assets	$615,807,280
Number of Holdings	72
Total Net Advisory Fee	$1,830,067
Portfolio Turnover Rate	73.43%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Micron Technology, Inc.	8.38%
Meta Platforms, Inc.	7.80%
Advanced Micro Devices	7.31%
Alphabet, Inc. Class A	6.87%
Tesla, Inc.	6.61%
Broadcom, Inc.	6.36%
Apple, Inc.	4.43%
Nvidia Corp.	4.42%
Microsoft Corp.	4.42%
Palantir Technologies Inc.	4.41%

[1]	Annualized.